3. Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
3. Fair Value of Financial Instruments

note 3 – fair value of financial instruments

Substantially all of the Company’s current assets and liabilities are considered financial instruments. These assets and liabilities are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instrument. The recorded value of these financial instruments approximated fair value at March 31, 2015 and 2014.

The carrying amount of financial instruments carried at cost, including cash and cash equivalents, and credit card payable approximate their fair value due to the short-term maturities of such instruments.

NOTE 3 - FAIR VALUE OF FINANCIAL INSTRUMENTS

Substantially all of the Company’s current assets and liabilities are considered financial instruments. These assets and liabilities are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instrument. The recorded value of these financial instruments approximated fair value at December 31, 2014 and 2013.

The carrying amount of financial instruments carried at cost, including cash and cash equivalents and credit card payable approximate their fair value due to the short-term maturities of such instruments.